NET INCOME PER SHARE	6 Months Ended
Mar. 31, 2025
Earnings Per Share [Abstract]
NET INCOME PER SHARE

16.	NET INCOME PER SHARE

For the purpose of calculating net income per share, the number of shares used in the calculation reflects the outstanding shares of the Company as if the Reorganization as described in Note 1 took place at the earliest period presented.

	Six Months Ended March 3l,
	2024	2025
	RMB	RMB
Numerator:
Net income
Net income attributable to ordinary shareholders of Julong Holding Limited	8,887,338	11,566,664
Denominator:
Weighted average number of ordinary shares outstanding-basic and diluted	20,001,132	20,011,132
Basic and diluted net income per share	0.44	0.58